JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 4.7%
General Dynamics Corp.	3,109	686,906
Northrop Grumman Corp.	1,413	622,122
RTX Corp.	10,994	791,221
		2,100,249
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	4,695	731,780
Banks — 5.5%
Bank of America Corp.	25,640	702,015
PNC Financial Services Group, Inc. (The)	4,515	554,290
US Bancorp	15,627	516,625
Wells Fargo & Co.	17,370	709,752
		2,482,682
Beverages — 2.0%
Coca-Cola Co. (The)	8,060	451,233
PepsiCo, Inc.	2,498	423,196
		874,429
Biotechnology — 2.5%
AbbVie, Inc.	5,845	871,277
Amgen, Inc.	930	249,928
		1,121,205
Capital Markets — 6.7%
BlackRock, Inc.	1,263	816,898
Charles Schwab Corp. (The)	9,900	543,507
CME Group, Inc.	4,336	868,108
Morgan Stanley	9,717	793,558
		3,022,071
Chemicals — 3.9%
Air Products and Chemicals, Inc.	3,601	1,020,455
PPG Industries, Inc.	5,647	733,043
		1,753,498
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	3,233	460,791
Consumer Finance — 1.9%
American Express Co.	4,010	598,243
Capital One Financial Corp.	2,633	255,529
		853,772
Consumer Staples Distribution & Retail — 2.7%
Sysco Corp.	7,988	527,617
Walmart, Inc.	4,130	660,526
		1,188,143
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	7,991	258,997

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.2%
NextEra Energy, Inc.	10,166	582,433
Xcel Energy, Inc.	7,395	423,138
		1,005,571
Electrical Equipment — 1.4%
Eaton Corp. plc	2,921	623,053
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	9,767	297,583
Food Products — 1.5%
Hershey Co. (The)	728	145,588
Mondelez International, Inc., Class A	7,899	548,198
		693,786
Ground Transportation — 1.6%
Norfolk Southern Corp.	3,718	732,215
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	4,040	391,256
Baxter International, Inc.	5,097	192,369
Becton Dickinson & Co.	1,694	437,873
Medtronic plc	7,279	570,432
		1,591,930
Health Care Providers & Services — 5.6%
Cencora, Inc.	2,107	379,233
Cigna Group (The)	2,282	652,808
CVS Health Corp.	5,353	373,728
UnitedHealth Group, Inc.	2,208	1,113,484
		2,519,253
Health Care REITs — 0.4%
Ventas, Inc.	4,055	170,848
Hotels, Restaurants & Leisure — 2.2%
McDonald's Corp.	2,567	676,217
Starbucks Corp.	3,303	301,429
		977,646
Household Products — 1.5%
Procter & Gamble Co. (The)	4,634	675,972
Industrial REITs — 0.8%
Prologis, Inc.	3,171	355,766
Insurance — 5.3%
Arthur J Gallagher & Co.	1,875	427,337
Chubb Ltd.	2,779	578,534
Hartford Financial Services Group, Inc. (The)	5,078	360,117
Marsh & McLennan Cos., Inc.	1,121	213,284
MetLife, Inc.	7,232	454,951
Progressive Corp. (The)	2,373	330,587
		2,364,810

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 1.3%
Accenture plc, Class A	753	231,414
International Business Machines Corp.	2,608	365,848
		597,262
Machinery — 3.6%
Deere & Co.	1,185	447,180
Dover Corp.	5,049	704,355
Parker-Hannifin Corp.	1,137	442,969
		1,594,504
Media — 2.3%
Comcast Corp., Class A	23,644	1,048,387
Multi-Utilities — 2.1%
CMS Energy Corp.	5,324	282,782
Dominion Energy, Inc.	7,128	318,417
Public Service Enterprise Group, Inc.	5,585	317,815
		919,014
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	1,119	111,966
Boston Properties, Inc.	771	45,881
		157,847
Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	4,802	809,691
ConocoPhillips	12,567	1,505,570
EOG Resources, Inc.	6,679	846,639
Exxon Mobil Corp.	10,812	1,271,263
		4,433,163
Personal Care Products — 0.5%
Kenvue, Inc.	11,260	226,099
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	18,013	1,045,478
Eli Lilly & Co.	523	280,607
Johnson & Johnson	5,321	828,791
Merck & Co., Inc.	2,086	214,742
Pfizer, Inc.	9,356	310,338
		2,679,956
Residential REITs — 0.5%
AvalonBay Communities, Inc.	1,176	201,943
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	4,894	856,879
Lam Research Corp.	181	113,649
NXP Semiconductors NV (China)	3,797	759,001
Texas Instruments, Inc.	2,656	422,273
		2,151,802

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 1.4%
Microsoft Corp.	2,056	649,132
Specialty Retail — 4.0%
Best Buy Co., Inc.	3,907	271,435
Home Depot, Inc. (The)	1,784	538,997
Lowe's Cos., Inc.	1,189	247,090
TJX Cos., Inc. (The)	8,436	749,790
		1,807,312
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	898	153,741
Seagate Technology Holdings plc	4,102	270,526
		424,267
Tobacco — 2.0%
Philip Morris International, Inc.	9,556	884,714
Total Common Stocks (Cost $33,047,844)		44,631,452
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $82,415)	82,392	82,416
Total Investments — 99.8% (Cost $33,130,259)		44,713,868
Other Assets Less Liabilities — 0.2%		109,780
NET ASSETS — 100.0%		44,823,648

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,713,868	$—	$—	$44,713,868

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$951,382	$702,005	$1,570,986	$70	$(55)	$82,416	82,392	$3,403	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	—	104,000	104,000	—	—	—	—	155	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	108,268	108,268	—	—	—	—	103	—
Total	$951,382	$914,273	$1,783,254	$70	$(55)	$82,416		$3,661	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.